UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.
DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507
(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
75.78% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Aaa*	$100,000	$101,527
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	Aaa/AAA*/AAA@	75,000	73,141
Al Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,200
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	486,220
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	100,204
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	463,500
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	51,878
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	Aa/A-*/BB@	150,000	149,099
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,438
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	172,572
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	131,166
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	203,336
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	260,296
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa3/AA*/BB@	295,000	299,139
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	104,693
Birmingham AL Warrants Parking Improvement Series C	5.000	04/01/2031	Aaa/AAA*/AAA@	140,000	139,241
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	101,950
Birmingham AL Waterworks & Sewer Revenue Warrants - SeriesA	5.000	01/01/2023	Aaa/AAA*	125,000	127,835
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	186,824
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	257,135
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	265,213
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	196,200
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,185
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	460,773
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	101,365
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	Aaa	200,000	197,950
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	35,482
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aaa/AAA*/AAA@	250,000	250,130
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	199,992
Huntsville AL Health Care Authority - Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	141,876
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	Aaa/AAA*	100,000	101,618
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aaa/AAA*/AAA@	125,000	126,173
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR	20,000	20,087
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	149,346
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	151,676
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	A3/A*/BBB@	50,000	42,003
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	30,829
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	104,842
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	77,264
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	271,752
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,184
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	369,460
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,040
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	20,000	20,418
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,025
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	255,263
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	100,256
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	246,315
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A3/A*/BB@	150,000	153,104
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	151,670
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	49,487
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*/BB@	300,000	299,979
Talladega County AL Industrial Development Revenue Bond	4.700	01/01/2022	Aaa/AAA@	100,000	96,265
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	86,478
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	70,780
University of AL General Revenue - Series A	5.000	07/01/2034	Aaa/AAA*/AAA@	100,000	98,982
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/BB@	325,000	324,974
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A2/BBB@	370,000	376,852
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	300,000	309,867
					9,577,549
GENERAL OBLIGATION BONDS
11.19% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	30,961
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	103,098
AL State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,640

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
AL State - Series A	4.625%	09/01/2022	Aa3/AA*	$100,000	$101,354
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	51,165
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,669
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	153,011
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	228,420
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	104,443
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	595,318
					1,414,079
PREREFUNDED BONDS
6.49% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000	11/01/2025	Aaa/AAA*/AAA@	100,000	102,248
AL State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	114,117
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	104,976
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,658
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	219,780
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	32,503
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	Aaa/AAA*	85,000	87,133
Northwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	35,812
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,858
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,388
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,827
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*/BBB@	25,000	26,566
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	54,046
					819,912
PUBLIC FACILITIES REVENUE BONDS
1.64% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	197,513
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,243
					207,756
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
.99% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	124,750
					124,750
MUNICIPAL UTILITIES
.96% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,408
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	100,560
					120,968
INDUSTRIAL REVENUE BONDS
.82% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	78,327
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	25,975
					104,302
HOSPITALS AND HEALTHCARE
.41% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,332
					51,332

Total Investments (cost $12,568,826)(See (a) below for further explanation) 99.45% of Net Assets					$12,420,648

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$108,650
Unrealized depreciation	(256,828)
Net unrealized depreciation	$(148,178)

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
66.34% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aaa/AA@	$1,240,000	$1,294,014
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,355,274
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,574,190
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,147,595
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	A2/A*/BBB@	9,595,000	8,983,894
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,183,634
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,359,001
Boone County KY Water - Florence	5.000	12/01/2015	A2/BBB@	1,000,000	1,064,580
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2/BBB@	1,805,000	1,915,773
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2/BBB@	1,900,000	1,979,857
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2/BBB	2,100,000	2,159,997
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A1/A+/AA-@	5,330,000	5,001,779
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,488,727
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,688,774
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aaa/AAA*/AAA@	4,175,000	4,258,959
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aaa/AAA*/AAA@	4,385,000	4,436,875
Campbell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,068,380
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	976,717
Carter County KY Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	987,936
Eastern Kentucky University Consolidated Educational Buildi	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,638,586
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AA@	2,285,000	2,377,383
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,158,996
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,491,938
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,112,382
Franklin County School Building Revenue	4.750	05/01/2027	Aaa/AAA@	3,570,000	3,516,986
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	510,000	510,066
Greater KY Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,570
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,235,000	1,251,635
Harden County School District Finance Corporation	4.750	06/01/2027	Aaa	1,250,000	1,222,225
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,485,846
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,565,697
Jefferson County KY Health Facilities University Medical Ct	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,771,466
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*	3,770,000	3,755,900
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,036,730
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,066,200
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,480,750
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,408,134
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,116,405
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	2,971,017
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AAA*	3,000,000	2,962,620
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,207,063
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,583,769
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,761,379
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,099,580
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,754,280
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,009,830
KY Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,016,650
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,567,720
KY Asset/Liability University of Kentucky Project Notes	5.000	10/01/2026	Aaa/AAA*/AAA@	6,090,000	6,177,392
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa3/AA-*/BBB	8,075,000	8,329,605
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa3/AA-*/BBB@	7,405,000	7,581,609
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa3/AA-*/BBB@	3,700,000	3,762,456
KY Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,530,285
KY Development Finance Authority-St Claire Medical	5.875	09/01/2013	AAA*/AA@	2,000,000	2,003,440
KY Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*/AAA@	2,500,000	2,502,600
KY Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,567,600
KY Development Finance Authority-Appalachian Regional	5.850	10/01/2017	NR	1,000,000	987,120
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,354,010
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,510,302
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,013,040
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	1,984,620
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,037,220
KY State Property & Building #76	5.500	08/01/2021	Aaa/AAA*/AA@	1,400,000	1,551,004
KY State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AA@	610,000	663,046
KY State Property & Building #83	5.000	10/01/2017	Aaa/AAA*/AA@	5,000,000	5,416,600
KY State Property & Building #83	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,133,258

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #83	5.250%	10/01/2020	Aaa/AAA*/AA@	$24,220,000	$26,353,540
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	4,000,000	3,875,840
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,096,400
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,437,969
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,398,285
KY State Property & Building #84	5.000	08/01/2019	Aaa/AAA*/AAA@	10,000,000	10,696,300
KY State Property & Building #84	5.000	08/01/2022	Aaa/AAA*/AA@	17,500,000	18,472,650
KY State Property & Building Commission Project #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,386,016
KY State Property & Building #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,239,821
KY State Property & Building #80	5.250	05/01/2020	Aaa/AAA*/AAA@	1,000,000	1,090,730
KY State Property & Building #81	5.000	11/01/2017	Aaa/AAA*/AA@	2,060,000	2,202,470
KY State Property & Building #81	5.000	11/01/2018	Aaa/AAA*/AA@	1,720,000	1,804,366
KY State Property & Building #81	5.000	11/01/2019	Aaa/AAA*/AA@	2,385,000	2,489,845
KY State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AA@	3,560,000	3,687,733
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,020,036
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,046,450
KY Turnpike Authority Economic Development	5.000	07/01/2022	Aaa/AAA*/AA@	1,625,000	1,679,746
KY State Turnpike Economic Development	5.000	07/01/2023	Aaa/AAA*/AA@	4,325,000	4,457,215
KY State Turnpike Economic Development	5.000	07/01/2024	Aaa/AAA*/AA@	3,770,000	3,868,812
KY State Turnpike Economic Development	5.000	07/01/2025	Aaa/AAA*/AA@	2,000,000	2,041,280
KY State Turnpike Economic Development	5.000	07/01/2026	Aaa/AAA@/AA*	4,720,000	4,770,504
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,721,810
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	3,000,000	3,080,220
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	4,000,000	4,054,400
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aaa/AA@	3,150,000	3,056,918
Laurel County School District Finance Corporation	4.750	06/01/2026	Aaa	1,000,000	996,320
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,857,843
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	1,978,192
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,300,215
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,249,089
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	A3/A*/BBB@	2,500,000	2,527,400
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	A3/A*/BBB@	10,425,000	10,006,645
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	2,979,906
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,087,444
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,227,545
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,349,846
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,095,700
Louisville & Jefferson County Metropolitan Sewer & Drain	5.000	05/15/2024	Aaa/AAA*/AAA@	7,000,000	7,144,340
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,872,710
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,329,447
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,205,900
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,488,123
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,061,607
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*/BBB@	7,165,000	7,514,509
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,832,000	5,171,883
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,010,210
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	718,074
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AA@	1,400,000	1,444,086
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,689,424
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,757,465
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,093,360
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Aaa/AAA*/AA@	1,550,000	1,625,997
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,136,531
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,486,087
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,744,021
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,018,900
Northern KY Water District	4.750	02/01/2019	A2/BBB@	1,000,000	1,020,650
Northern KY Water District	5.000	02/01/2020	A2/BBB@	3,080,000	3,169,505
Northern KY Water District	5.000	02/01/2021	A2/BBB@	2,635,000	2,700,322
Northern KY Water District	4.125	02/01/2021	A2/BBB	1,380,000	1,301,561
Northern KY Water District	4.500	02/01/2022	Aaa	1,385,000	1,379,266
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	115,000	117,345
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,015,000	3,077,109
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,870,539
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,261,753
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,029,100
Taylor County Detention Facility	4.750	09/01/2027	A1/AA-@	2,110,000	2,032,141
Warren County KY Hospital Facility Revenue	4.625	04/01/2012	Aaa/Aaa*/AAA@	1,500,000	1,516,215

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Warren County KY Hospital Facility Revenue	5.000%	04/01/2016	Aaa/Aaa*/AAA@	$1,000,000	$1,010,530
Warren County KY Hospital Facility Revenue	5.000	04/01/2017	Aaa/Aaa*/AAA@	1,000,000	1,010,530
					474,968,707
PREREFUNDED BONDS
11.67% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,966,094
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,282,224
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,174,758
Georgetown College Project - Series A	6.000	11/15/2016	BBB-*	1,000,000	1,098,430
Georgetown College Project - Series A	6.250	11/15/2020	BBB-*	4,000,000	4,418,960
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,089,720
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,500,276
KY Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	2,000,000	2,029,880
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,164,860
KY Development Finance Authority -Catholic Health	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,166,020
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,063,340
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,404,774
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	9,117,908
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,899,250
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,788,802
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,559,700
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,064,070
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,269,652
KY State Property & Building #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,275,490
Knox County General Obligation	5.625	06/01/2036	A3/A-*/BB	2,490,000	2,870,074
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,362,700
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	3,011,966
					83,578,948
LEASE REVENUE BONDS
7.62% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,091,511
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,099,870
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,040,780
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,962,948
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,199,583
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,121,901
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,704,434
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,321,550
KY Area Development Districts Financing Lease-Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,635,015
KY Area Development Districts Financing Lease-Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,085,648
KY Area Development Districts Financing Lease-Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,617,267
KY Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	710,000	735,894
KY Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,139,534
KY Area Development Districts Financing Lease-Ewing ^	4.700	06/01/2024	AA*	2,625,000	2,558,089
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	401,368
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,036,640
KY Infrasturcture Authority - Series E	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,047,285
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,574,565
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,676,000
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,622,220
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,157,992
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,046,378
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,172,764
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,448,080
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,198,345
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,952,342
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,043,560
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,290,071
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,726,741
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	824,464
					54,532,839
ESCROWED TO MATURITY BONDS
6.05% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,054,630
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	1,480,000	1,603,299
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	33,746,790
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,034,979

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Development Finance Authority-Norton Health	6.125%	10/01/2010	A-@	$1,775,000	$1,849,887
					43,289,585
MUNICIPAL UTILITY REVENUE BONDS
1.67% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,200,010
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	10,783,875
					11,983,885
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.57% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,212,144
KY Development Finance Authority - Green River	6.000	11/01/2010	Aaa	1,000,000	1,010,250
KY Development Finance Authority-Norton Health	6.125	10/01/2010	A-@	3,550,000	3,675,635
KY Development Finance Authority-Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,017,480
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,850,438
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,469,845
					11,235,792
GENERAL OBLIGATION BONDS
1.54% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,046,040
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,328,855
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,314,149
Jefferson County KY - Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,667,418
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,828,128
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,868,631
					11,053,221
PUBLIC FACILITIES REVENUE BONDS
.74% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,050,550
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,829,853
Calloway County KY Public Property Corporation-Courthouse	5.625	03/01/2018	A*	1,000,000	1,020,840
Danville KY Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	335,000	336,715
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,060,095
					5,298,053
STATE AND LOCAL MORTGAGE REVENUE BONDS
.54% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	NR	2,615,000	2,648,707
Kentucky Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,193,603
					3,842,310
CERTIFICATES OF PARTICIPATION BONDS
.35% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,329,084
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,151,899
					2,480,983
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.30% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,124,650
					2,124,650

Total Investments (cost $700,920,808)(See (a) below for further explanation) 98.39% of Net Assets					$704,388,973

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at March 31, 2008
^^
On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$13,635,905
Unrealized depreciation	(10,167,740)
Net unrealized appreciation	$3,468,165

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
56.54% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aaa/AAA@	$505,000	$529,407
Carrollton & Henderson Ky Public Energy Authority Gas	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,727,125
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	510,890
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,073,237
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	302,427
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aaa/AAA*/AAA@	1,000,000	1,096,700
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,163,660
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,359,838
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	NR	1,000,000	1,011,270
KY State Property & Building Project #87	5.000	03/01/2020	Aaa/AAA*/AAA@	3,000,000	3,140,460
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,680,961
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	773,288
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,234,700
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,114,720
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,078,094
KY State Property & Building Commission Project #83	5.000	10/01/2019	Aaa/AAA*/AA@	1,750,000	1,876,648
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,782,719
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,035,957
Oldham County School Building Corporation	4.375	06/01/2018	Aaa/AAA@	2,570,000	2,655,196
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	807,192
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,357,770
					32,312,259
LEASE REVENUE BONDS
16.97% of Net Assets
KY Area Development District Financing City of Ewing ^	5.100	06/01/2010	AA*	820,000	839,090
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,037,680
KY Infractructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,106,480
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,312,376
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,114
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	509,165
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,009,560
KY State Property & Building #73	5.250	11/01/2011	Aaa/AAA*/AAA@	750,000	811,410
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	565,304
Laurel County KY School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,020,120
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	478,545
					9,699,844
PREREFUNDED BONDS
7.73% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,254,182
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,164,860
					4,419,042
GENERAL OBLIGATION BONDS
4.93% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,819,661
					2,819,661
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.21% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	262,252
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,044,070
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	510,000	528,049
					1,834,371
ESCROWED TO MATURITY BONDS
2.17% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	527,315
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	255,000	265,758
KY State Property & Building #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	445,298
					1,238,371
MUNICIPAL UTILITY REVENUE BONDS
1.84% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,051,210
					1,051,210

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
1.36% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750%	03/01/2015	Aa3	$770,000	$776,129
					776,129

Total Investments (cost $52,924,096)(See (a) below for further explanation) 94.75% of Net Assets					$54,150,887

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at March 31, 2008.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,316,042
Unrealized depreciation	(89,251)
Net unrealized appreciation	$1,226,791

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
73.34% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*/AAA@	$30,000	$31,239
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	A3/BBB@	75,000	77,945
Hinds County MS Revenue Refunding - MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AA@	20,000	20,532
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Aaa/AAA*/AA@	320,000	310,950
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aaa/AAA*/AA@	120,000	130,552
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*/AA@	100,000	100,215
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AA@	75,000	73,979
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AA@	30,000	30,132
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aaa/AAA*/AA@	125,000	126,433
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*/AAA@	50,000	51,553
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	40,238
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	Aaa/AAA*/AA@	50,000	51,240
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA*/AA@	100,000	100,274
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	Aaa/AAA*/AA@	325,000	331,546
MS Development Bank Special Obligation Capital Projects ^^	5.875	07/01/2024	Aaa/AAA*/AA@	55,000	56,299
MS Development Bank Special Obligation Capital Projects ^^	5.000	07/01/2024	Aaa/AAA*/AA@	370,000	364,709
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	105,747
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	A3/A-*/BB@	100,000	91,699
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	Aaa/AAA*/AA@	150,000	151,503
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	208,120
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA*/AAA@	75,000	80,213
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	356,209
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA*/AA@	100,000	95,090
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA*/AAA@	30,000	31,546
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Aaa/AAA*/AAA@	200,000	201,602
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa/AAA*/AAA@	100,000	104,174
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,000
					3,338,739
GENERAL OBLIGATION BONDS
15.55% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,832
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,737
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	142,822
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,913
Mississippi State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	112,982
MS State Refunding - Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	359,177
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,562
					708,025
PREREFUNDED BONDS
5.97% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	NR*/NR@	35,000	37,007
MS Development Bank Special Obligation Madison County	5.250	06/01/2023	Aaa/AAA*/AA@	50,000	55,345
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,381
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,494
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	Aaa/AAA*/AA@	25,000	28,681
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,261
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AA@	5,000	5,526
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,692
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA*/AAA@	45,000	48,709
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AA@	25,000	26,246
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa/AAA*AA@	10,000	10,996
Walnut Grove MS Correctional Authority Certificate of Participation	6.000	11/01/2019	Aaa/AAA*/AA@	15,000	16,275
					271,613
ESCROWED TO MATURITY BONDS
1.21% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/Aaa	25,000	27,516
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	27,436
					54,952

Total Investments (cost $4,419,468) (See (a) below for further explanation) 96.05% of Net Assets					$4,373,329

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^^
On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$67,617
Unrealized depreciation	(113,756)
Net unrealized depreciation	$(46,139)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
72.58% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aaa/AAA*	$1,000,000	$980,100
Burke County NC Certificate of Participation	5.000	04/01/2023	Aaa/AAA*/AA@	1,000,000	1,019,140
Carabbus County NC Certificates of Participation	5.000	06/01/2025	Aaa/AAA*/AAA@	1,000,000	1,019,900
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AA@	500,000	514,575
Charlotte NC Airport Revenue	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,040,390
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	Aaa/AAA*/AA@	1,000,000	1,002,120
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	Aaa/AAA*/AA@	1,000,000	1,002,120
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AA@	500,000	508,460
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	255,543
Dare County NC Certificate of Participation	5.125	06/01/2018	Aaa/AAA*/AA@	500,000	526,285
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AA@	1,000,000	1,023,490
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AA@	1,690,000	1,700,005
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,572,763
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aaa/AAA*/AA@	1,000,000	1,009,450
Iredell County NC Certificate of Participation Public Facilities	5.250	10/01/2020	Aaa/AA@	1,000,000	1,062,180
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*/AA@	1,000,000	1,021,440
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	561,996
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,813
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	Aaa/AAA*/AA@	1,680,000	1,675,447
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,137,273
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aaa/AAA*/AA@	1,000,000	1,032,000
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	607,134
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	615,315
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,021,300
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	A3/A*/BBB@	150,000	150,000
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/A*/BBB@	1,000,000	1,072,370
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AA@	1,000,000	1,107,260
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AA@	1,000,000	1,028,380
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,055,730
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aaa/AAA*/AAA@	1,000,000	1,027,970
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Aaa/AAA*/AA@	500,000	513,615
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AA@	500,000	506,120
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Aaa/AAA*/AA@	5,000	5,009
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Aaa/AAA*/AA@	50,000	50,414
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	505,175
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	714,238
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/BBB@	1,000,000	1,045,330
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/BBB@	1,000,000	1,029,310
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aaa/AA@	1,000,000	992,690
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,301,213
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,015,360
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AA@	500,000	515,475
University of NC System Pool Revenue	5.000	04/01/2019	Aaa/AA@	1,000,000	1,044,190
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	A3/A*/BBB@	1,000,000	1,030,610
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/A*/BBB@	580,000	583,434
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aaa	1,000,000	1,018,820
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aaa/AAA*/AA@	1,500,000	1,485,360
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aaa/AAA*/AA@	500,000	501,790
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aaa/AAA*/AAA@	780,000	812,323
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aaa/AAA*/AAA@	750,000	759,248
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aaa/AAA*/AAA@	1,355,000	1,356,897
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	508,345
					45,745,915
CERTIFICATES OF PARTICIPATION BONDS
11.85% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	672,932
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,030,090
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,050,620
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,085
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	557,585
Mecklenburg County NC Certificates of Participation - Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,006,880
Mooresville NC Certificates of Participation	5.000	09/01/2032	A+*	1,000,000	984,700
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,523,310

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Winston Salem NC Certificates of Participation - Series A	4.750%	06/01/2031	Aa1/AA+*/AA+@	$670,000	$638,289
					7,469,491
PREREFUNDED BONDS
3.92% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	759,388
Charlotte NC Certificate of Participation Convention Facility	5.500	12/01/2020	Aa2/AA+*	700,000	762,839
NC Eastern Municipal Power Agency Power System - Series A	6.000	01/01/2026	Aaa/BBB*/BBB+@	805,000	945,883
					2,468,110
LEASE REVENUE BONDS
2.81% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	719,130
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,050,440
					1,769,570
GENERAL OBLIGATION BONDS
2.57% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,060,440
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	230,155
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	331,406
					1,622,001
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.75% of Net Assets
NC Medical Care Health Care Facilities Revenue - Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,033,370
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,178
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,417
					1,104,965
MUNICIPAL UTILITY REVENUE BONDS
.88% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	556,540
					556,540
ESCROWED TO MATURITY BONDS
.56% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	350,880
					350,880
STATE AND LOCAL MORTGAGE REVENUE BONDS
.33% of Net Assets
NC Housing Finance Agency Single Family Revenue - Series II	6.200	03/01/2016	Aa2/AA*	30,000	30,014
NC Housing Finance Agency Single Family Revenue - Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,027
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	40,000	40,513
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,067
					205,621

Total Investments (cost $61,798,136) (See (a) below for further explanation) 97.25% of Net Assets					$61,293,093

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$796,638
Unrealized depreciation	(1,301,681)
Net unrealized depreciation	$(505,043)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
69.34% of Net Assets
Catawba County Certificates of Participation Public School	5.250%	06/01/2016	Aaa/AAA*/AAA@	$125,000	$135,660
Catawba County NC Certificates of Participation	5.250	06/01/2018	Aaa/AAA@	125,000	133,316
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aaa/AAA*/AAA@	200,000	212,232
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	102,080
Charlotte NC Certificates of Participation	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,080,240
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*/AA@	250,000	259,928
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	101,272
Harnett County NC Certificates of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	252,756
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	Aaa/AAA*/AA@	635,000	681,260
Henderson County NC Certificates of Participation-Series A	5.250	05/01/2020	Aaa/AAA*/AA@	300,000	315,174
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AA@	425,000	452,506
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	201,806
Lee County NC Certificates of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	231,112
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	A3/A-*/BB@	385,000	407,311
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	102,739
NC Medical Care Community Hospital - Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,201,805
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	AA*/A+@	100,000	101,494
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	Baa1/BBB*/BBB+@	120,000	122,962
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	212,080
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	AA*	35,000	35,006
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aaa/AAA*/AAA@	350,000	356,430
NC Medical Care Community Hospital - Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AA@	450,000	452,583
Pitt County NC Certificate of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	104,522
Union County NC Certificate of Participation	5.000	06/01/2020	Aaa/AAA*/AA@	250,000	262,105
University NC System Pool Revenue	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	174,284
					7,692,663
CERTIFICATES OF PARTICIPATION BONDS
12.59% of Net Assets
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	268,678
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	280,901
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	314,721
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA*/AA@	500,000	532,485
					1,396,785
GENERAL OBLIGATION BONDS
5.35% of Net Assets
NC State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	156,207
NC State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	51,249
NC Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	118,422
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	267,148
					593,026
LEASE REVENUE BONDS
4.02% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	75,981
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa3/AA+*/AA+@	250,000	267,958
Winston-Salem NC Certificates of Participation	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	102,247
					446,186
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.52% of Net Assets
NC Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	279,931
					279,931
PREREFUNDED BONDS
3.09% of Net Assets
NC State General Obligation	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	101,000
Piedmont Triad NC Airport Authority Revenue	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	210,568
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	30,743
					342,311
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.88% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	208,379
					208,379

Total Investments (cost $10,788,229) (See (a) below for further explanation) 98.79% of Net Assets					$10,959,281

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$171,052
Unrealized depreciation	0
Net unrealized appreciation	$171,052

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
60.41% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/BB@	$1,500,000	$1,490,745
Blount County TN Public Building Authority Local Government	4.800	06/01/2031	Aa3/BB@	750,000	711,570
Blount County TN Public Building Authority General Obligation	5.300	06/01/2019	A3/BBB@	1,050,000	1,114,554
Blount County TN Building Authority Local Government	5.000	06/01/2032	Aaa	750,000	740,618
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	AAA*/AAA@	1,000,000	1,012,070
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1/BB@	1,065,000	1,087,408
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1/BB@	1,250,000	1,225,750
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2/BB@	680,000	675,804
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,015,140
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,256,143
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,016,680
Giles County TN	4.500	02/01/2018	A2/BBB@	1,000,000	1,028,980
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	512,403
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	A3/A+*/BBB@	1,000,000	1,001,430
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	A3/A+*/BBB@	740,000	724,157
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,414,540
Harpteth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3/BBB@	1,420,000	1,388,590
Hawkins County TN Refunding General Obligation	4.800	05/01/2017	Aaa/AAA*/AA@	200,000	206,810
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1/BB@	1,000,000	988,620
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,185,530
Kingsport TN Water & Sewer System	4.400	06/01/2017	A1/BBB@	710,000	718,605
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	445,000	463,499
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	1,012,680
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.300	01/01/2013	Aaa/AAA*/AAA@	10,000	11,064
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	460,458
Knox County TN Utility District Water & Sewer	5.600	12/01/2019	Aaa/AAA*/AAA@	220,000	222,306
Knoxville TN Gas Revenue Refunded System - Series K	4.800	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,573,715
Knoxville TN Wastewater System Revenue - Series A	4.800	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,164,191
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,067,525
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,029,340
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,021,160
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,042,950
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aaa/AAA*/AAA@	1,400,000	1,417,304
Montgomery County TN General Obligation	4.800	05/01/2020	Aa3/BBB@	1,000,000	1,030,680
Oak Ridge TN Industrial Development Board Refunding Revenue	5.300	08/20/2018	Aaa	255,000	259,840
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Aaa	1,000,000	1,065,060
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aaa/AAA*	1,000,000	998,660
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,441,357
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	505,000	515,721
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AA@	720,000	758,930
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/A+@	1,000,000	1,038,360
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/A+@	2,500,000	2,570,275
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/A+@	1,000,000	968,700
TN Housing Development Agency Homeownership Program Series	5.200	07/01/2022	Aaa/AAA*/AAA@	675,000	685,429
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,436,850
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,475,294
West Wilson Utility District TN Waterworks Revenue	4.800	06/01/2028	Aaa	2,460,000	2,400,566
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aaa	1,235,000	1,242,731
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aaa/AAA@	2,505,000	2,508,307
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	746,065
Wilson County TN Referendum General Obligation	5.000	04/01/2018	Aa3/BBB@	1,000,000	1,066,020
					54,211,184
GENERAL OBLIGATION BONDS
13.28% of Net Assets
Franklin TN School District Limited Tax Refunding	4.600	06/01/2018	Aa2	1,000,000	1,044,920
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	798,630
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,551,622
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,069,200
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,549,440
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	507,825
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	685,016
Williamson County TN Series A General Obligation	4.800	04/01/2021	Aa1	750,000	784,643
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,456,644

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Williamson County TN General Obligation	5.000%	05/01/2022	Aa1	$1,400,000	$1,465,338
					11,913,278
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.89% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,509,950
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,663,469
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,698,083
					8,871,502
STATE AND LOCAL MORTGAGE REVENUE
3.61% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	335,000	338,209
TN Housing Development Agency Series 2001 - 3B	5.300	01/01/2020	Aa2/AA*	230,000	234,517
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,600,000	2,669,394
					3,242,120
PREREFUNDED BONDS
2.38% of Net Assets
Johnson City TN Health & Educational Facilities	5.100	07/01/2025	AAA*/AAA@	2,000,000	2,064,240
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*/AA@	60,000	71,521
					2,135,761
MUNICIPAL UTILITY REVENUE BONDS
2.19% of Net Assets
Metro Nashville & Davidson County TN Electric System	5.100	05/15/2016	Aa3/AA*/AA@	700,000	715,365
Metro Nashville & Davidson County TN Electric System	5.100	05/15/2021	Aa3/AA*/AA@	1,085,000	1,128,519
Metro Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	120,000	120,138
					1,964,022
LEASE REVENUE BONDS
1.91% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.100	09/01/2012	Baa2/BBB*	250,000	257,663
TN State School Board Authority Higher Education Facilities	4.800	05/01/2030	Aa2/AA*/AA@	1,500,000	1,452,075
					1,709,738
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.89% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.100	01/01/2020	AA*	1,700,000	1,700,374
					1,700,374
ESCROWED TO MATURITY BONDS
1.37% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,435
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,021,740
Metro Nashville & Davidson County TN Dandridge Tower	6.400	01/01/2011	A2	200,000	200,188
					1,227,363

Total Investments (cost $88,093,814) (See (a) below for further explanation) 96.93% of Net Assets					$86,975,342

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$684,148
Unrealized depreciation	(1,802,620)
Net unrealized depreciation	$(1,118,472)

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
72.76% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$750,178
Dickson County TN Refunding	5.000	06/01/2015	A3/BBB@	140,000	149,362
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AA@	315,000	315,702
Johnson City TN General Obligation	5.250	06/01/2008	A1/AA-*/BBB@	125,000	125,663
Johnson City TN Refunding	4.000	06/01/2015	A3/BB@	400,000	408,740
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aaa/AAA*/AAA@	275,000	280,599
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA*/AAA@	270,000	278,559
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA8/AAA@	1,000,000	1,074,380
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AA@	500,000	550,215
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aaa/AAA*/AAA@	275,000	298,526
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	482,715
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,290,456
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	203,892
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	101,827
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*/A+@	335,000	352,031
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	502,655
					7,165,500
GENERAL OBLIGATION BONDS
11.19% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	536,410
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	257,665
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	204,652
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	103,539
					1,102,266
PREREFUNDED BONDS
4.20% of Net Assets
Metro Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	314,067
TN State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	100,125
					414,192
LEASE REVENUE BONDS
4.16% of Net Assets
Memphis-Shelby County Airport Special Facilities - Federal Ex	5.000	09/01/2009	Baa2/BBB*	400,000	409,716
					409,716
MUNICIPAL UTILITY REVENUE BONDS
1.80% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	177,273
					177,273
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.06% of Net Assets
Knox County TN Hospital Facility Revenue - Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	104,238
					104,238
STATE AND LOCAL MORTGAGE REVENUE BONDS
.71% of Net Assets
^Shelby County TN Multi-Family Housing Memphis - Series A	5.250	01/01/2009	NR	240,000	69,600
					69,600

Total Investments (cost $9,481,856) (See (a) below for further explanation) 95.88% of Net Assets					$9,442,785

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore is non-income producing.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$57,020
Unrealized depreciation	(96,091)
Net unrealized depreciation	$(39,071)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies -- 100% March 31, 2008	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
FEDERAL HOME LOAN BANK
41.09% of Net Assets
Medium Term Note	7.000%	08/15/2014	Aaa/AAA*	$500,000	$595,063
Medium Term Note	5.600	08/06/2018	Aaa	3,000,000	2,998,125
Medium Term Note	5.400	04/22/2015	Aaa/AAA*	3,025,000	3,162,308
Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,274,023
Medium Term Note	5.300	02/22/2023	Aaa/AAA*	1,500,000	1,506,470
					9,535,989
FEDERAL FARM CREDIT
22.79% of Net Assets
Medium Term Note	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,695,737
Medium Term Note	5.600	10/20/2015	Aaa/AAA*/AAA@	1,000,000	1,014,962
Medium Term Note	5.900	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,041,892
Medium Term Note	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	536,533
					5,289,124
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.71% of Net Assets
Medium Term Note	5.300	08/15/2013	Aaa/AAA*/AAA@	2,000,000	2,019,525
Medium Term Note	5.300	12/30/2015	Aaa/AAA*/AAA@	1,000,000	1,005,446
Medium Term Note	5.200	06/30/2015	Aaa/AAA*/AAA@	1,000,000	1,005,269
Medium Term Note	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	1,008,895
					5,039,135
FEDERAL HOME LOAN MORTGAGE
8.62% of Net Assets
Medium Term Note	5.000	03/27/2018	Aaa/AAA*/AAA@	500,000	499,725
Medium Term Note	5.100	06/08/2015	Aaa/AAA*/AAA@	1,000,000	1,003,598
Medium Term Note	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	497,263
					2,000,586
STUDENT LOAN MARKETING ASSOCIATION
5.07% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa	1,000,000	1,177,725
					1,177,725
CASH EQUIVALENTS
2.21% of Net Assets
US Bank U.S. Treasury Money Market Fund					513,015
					513,015

Total Investments (cost $22,651,250) (See (a) below for further explanation) 101.49% of Net Assets					$23,555,574

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$905,253
Unrealized depreciation	(929)
Net unrealized appreciation	$904,324

Item 2. Controls and Procedures.

On May 8, 2008 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on May 8, 2008 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: 05/08/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Thomas P. Dupree, Sr., President /s/
Date: 05/08/08

By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: 05/08/08